UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2008
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 12, 2008

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:   $39355
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLIED MATLS INC COM          COM              038222105     1395    92225 SH       SOLE                     4200             88025
AT&T CORP COM                  COM              00206R102     1334    47780 SH       SOLE                                      47780
AVIS BUDGET GROUP COM          COM              053774105      591   102953 SH       SOLE                     7370             95583
BOEING CO COM                  COM              097023105      886    15450 SH       SOLE                                      15450
BRITISH PETE PLC AMERN SH      COM              055622104      323     6443 SH       SOLE                                       6443
CATERPILLAR INC DEL COM        COM              149123101     1264    21200 SH       SOLE                                      21200
CBS CORP COM                   COM              124857202      214    14707 SH       SOLE                                      14707
CHESAPEAKE ENERGY CORP         COM              165167107     1382    38550 SH       SOLE                      300             38250
CHEVRONTEXACO CORP COM         COM              166764100      278     3370 SH       SOLE                                       3370
CIENA CORP COM                 COM              171779309      528    52335 SH       SOLE                     3000             49335
CONTINUCARE CORP COM           COM              212172100      292   116987 SH       SOLE                   116000               987
CORNING INC COM                COM              219350105     1396    89250 SH       SOLE                     6000             83250
CP POKPHAND LTD SPONSORED ADR  COM              125918201       10    13475 SH       SOLE                                      13475
DOMINION RES VA NEW COM        COM              25746U109      312     7284 SH       SOLE                                       7284
DOW CHEM CO COM                COM              260543103     1886    59347 SH       SOLE                     7400             51947
DU PONT E I DE NEMOURS COM     COM              263534109      357     8865 SH       SOLE                                       8865
DUKE POWER CO COM              COM              26441C105      424    24348 SH       SOLE                                      24348
E M C CORP MASS COM            COM              268648102     1225   102400 SH       SOLE                     5000             97400
EXXON MOBIL CORP COM           COM              30231G102      234     3008 SH       SOLE                                       3008
FLEXTRONICS INTL LTD ORD       COM              Y2573F102      916   129400 SH       SOLE                                     129400
FREEPORT-MCMORAN COP&G CL B    COM              35671D857      605    10650 SH       SOLE                                      10650
GENERAL ELEC CO COM            COM              369604103      430    16858 SH       SOLE                                      16858
HALLWOOD GROUP INC COM NEW     COM              406364406     1917    29495 SH       SOLE                    29400                95
HARMONIC INC COM               COM              413160102     1919   227084 SH       SOLE                    12000            215084
JUNIPER NETWORKS INC COM       COM              48203R104     1693    80350 SH       SOLE                     5000             75350
LEVEL 3 COMMUNICTIONS COM      COM              52729N100      108    40000 SH       SOLE                    40000
LYNCH CORP COM                 COM              50186A108      156    31300 SH       SOLE                    31300
MARATHON OIL CORP COM          COM              565849106      995    24950 SH       SOLE                                      24950
MGM MIRAGE COM                 COM              552953101      894    31351 SH       SOLE                     5273             26078
MORGAN J P & CO INC COM        COM              46625H100     2946    63073 SH       SOLE                      200             62873
OPKO HEALTH INC COM            COM              68375N103       17    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204       11    45600 SH       SOLE                                      45600
PENGROWTH ENERGY TR COM        COM              706902509      278    18600 SH       SOLE                                      18600
PFIZER INC COM                 COM              717081103      337    18300 SH       SOLE                    17900               400
PHILIP MORRIS INTL INC COM     COM              718172109      237     4937 SH       SOLE                                       4937
PIONEER DRILLING CO COM        COM              723655106     1747   131350 SH       SOLE                    17500            113850
QWEST COMMUNICATIONS           COM              749121109       78    24000 SH       SOLE                    24000
REYNOLDS AMERICAN INC COM      COM              761713106      258     5300 SH       SOLE                                       5300
SARA LEE CORP COM              COM              803111103      330    26162 SH       SOLE                                      26162
SEI CORP COM                   COM              784117103     1081    48700 SH       SOLE                                      48700
SOUTHERN CO COM                COM              842587107      409    10841 SH       SOLE                                      10841
SPECTRA ENERGY CORP COM        COM              847560109     1962    82449 SH       SOLE                     5400             77049
SUNCOR ENERGY INC              COM              867229106      891    21150 SH       SOLE                                      21150
TECO ENERGY INC COM            COM              872375100      424    26947 SH       SOLE                                      26947
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      401    15347 SH       SOLE                                      15347
TEREX CP                       COM              880779103      710    23250 SH       SOLE                                      23250
VERIZON COMMUNICATIONS         COM              92343V104      440    13705 SH       SOLE                                      13705
VODAFONE GROUP PLC NEW SPONS A COM              92857W209     1503    68008 SH       SOLE                     1000             67008
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1326    84390 SH       SOLE                    17600             66790
GENERAL MTRS ACCEP CORP        CORP             370425RX0        4    10000 PRN      SOLE                                      10000